Significant Accounting Policies - Schedule of Property Plant and Equipment Estimated Useful Lives and Residual Rate (Detail)	12 Months Ended
Dec. 31, 2021
Computers and Equipment | Minimum
Property Plant And Equipment [Line Items]
Property, plant and equipment, Estimated useful lives	2 years
Property, plant and equipment, Residual rate	0.00%
Computers and Equipment | Maximum
Property Plant And Equipment [Line Items]
Property, plant and equipment, Estimated useful lives	10 years
Property, plant and equipment, Residual rate	5.00%
Vehicles
Property Plant And Equipment [Line Items]
Property, plant and equipment, Estimated useful lives	4 years
Property, plant and equipment, Residual rate	5.00%